OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Long-term Liabilities Disclosure [Abstract]
Deferred tax liability (see note 8)	$ 5,295	$ 3,210
Deferred credits from capital lease transactions	15,399	16,024
Other long-term liabilities	20,694	19,234
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(8,667)	(8,042)
Deferred credits from capital lease transactions	16,024	16,649
Current	625	625
Non-current	15,399	16,024
Deferred credits from capital lease transactions, amortization expense	$ 600	$ 600	$ 600